Summary of Significant Principal Accounting Policies	12 Months Ended
Dec. 31, 2016
Summary of Significant Principal Accounting Policies [Abstract]
Summary of Significant Principal Accounting Policies
2. Summary of Significant Principal Accounting Policies

(a) Basis of presentation

The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’).

(b) Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE. All transactions and balances among the Company, its subsidiaries and the VIE have been eliminated upon consolidation.

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates are used for, inventory write-down, realization of deferred tax assets, assessment for useful life and impairment of long-lived assets, allowance for doubtful accounts, revenue recognition, valuation of ordinary shares and preferred shares, share-based compensation expense.

(d) Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•
Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•
Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group’s consolidated financial instruments include cash and cash equivalents, restricted cash, short-term investment, accounts receivable, other current assets, amounts due from related parties, accounts payable, other current liabilities and amounts due to related parties. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments.

The Group did not carry any assets or liabilities as of December 31, 2015 and 2016 respectively, which were measured at fair value on non-recurring basis.

(e) Concentration and risks

Concentration of customers and suppliers

The following customer accounted for 10% or more of revenue for the years ended December 31, 2015 and 2016:

	For Year Ended December 31,
	2015		2016
	RMB		RMB

A		*	351,204

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2015 and 2016:

	As of December 31,
	2015	2016
	RMB	RMB

A	77,764	193,775

The following suppliers accounted for 10% or more of purchases for the years ended December 31, 2015 and 2016:

	For Year Ended December 31,
	2015	2016
	RMB	RMB

B	257,069	629,780
C	317,576	551,459
D	245,427		*

* Not more than 10% or more.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investment and accounts receivable. As of December 31, 2015 and 2016, all of the Group’s cash and cash equivalents, restricted cash and short-term investment were held by major financial institutions located in the PRC, Hong Kong, Japan and Taiwan which management believes are of high credit quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

Foreign Currency Risk

Renminbi (“RMB”) is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregated amounts of RMB480,572 and RMB386,375, which were denominated in RMB, as of December 31, 2015 and 2016, respectively, representing 61.0% and 42.1% of the cash and cash equivalents as of December 31, 2015 and 2016, respectively.

(f) Foreign currency translation

The Group’s reporting currency is RMB. The functional currency of the Company is the United States dollar (“US$”). The functional currency of the Group’s entities incorporated in Hong Kong is Hong Kong dollars (“HK$”). The functional currency of the Group’s subsidiaries in PRC is RMB.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of changes in shareholders’ equity (deficit) and comprehensive income (loss).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

(g) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2016 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9430, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2016. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2016, or at any other rate.

(h) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments with maturity of less than three months.

(i) Restricted cash

As of December 31, 2015 and 2016, the Group’s restricted cash represents RMB 26,100 and RMB15,290 of bank deposits held as guarantee payment against letters of guarantee, RMB22,044 and RMB34,542 of bank deposits held as guarantee payment against the notes payable issued by banks to the Group’s suppliers, and RMB nil and RMB1,000 of bank deposits held as guarantee payment against transactions with a brand partner.

As of December 31, 2015 and 2016, the bank had issued RMB 29,283 and RMB59,721 of letters of guarantee to the Group’s suppliers. The terms of these letters of guarantees were within 11 to 24 months.

(j) Short-term investment

Short-term investment comprises of principle-protected financial products purchased from banks with original maturities longer than three months but within one year.

(k) Accounts receivable, net

Accounts receivable mainly represent amounts due from customers and are recorded net of allowance for doubtful accounts. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the customer’s payment history, creditworthiness, financial conditions of the customers and industry trend. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes specific allowance if there is strong evidence indicating that the accounts receivable is likely to be unrecoverable. Accounts receivable balances are written off after all collection efforts have been exhausted.

(l) Inventories

Inventories, consisting of products available for sale, are valued at the lower of cost or market. Cost of inventories is determined using the weighted average cost method. Valuation of inventories is based on currently available information about expected recoverable value. The estimate is dependent upon factors such as historical trends of similar merchandise, inventory aging, historical and forecasted consumer demand and promotional environment.

(m) Investments

Equity investments of the Group are comprised of investments in privately-held companies. The Group uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Group records equity method adjustments in share of earnings and losses. Equity method adjustments include the Group’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Group’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. Dividends received are recorded as a reduction of carrying amount of the investment. Cumulative distributions that do not exceed the Group’s cumulative equity in earnings of the investee are considered as a return on investment and classified as cash inflows from operating activities. Cumulative distributions in excess of the Group’s cumulative equity in the investee’s earnings are considered as a return of investment and classified as cash inflows from investing activities. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used. Under the cost method, the Group carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee’s post-acquisition profits.

(n) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Electronic devices	3 years	0% - 5%
Vehicle	5 years	5%
Furniture and office equipment	5 years	5%
Machinery	10 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Repairs and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Gains and losses from the disposal of property and equipment are included the consolidated statements of operations.

(o) Intangible assets, net

Intangible assets mainly consist of trademark and internally developed software. Trademark is recorded at cost and amortized on a straight-line basis over the estimated economic useful lives of 10 years.

For internally developed software, the Group expenses all internal-use software costs incurred in the preliminary project stage and capitalized certain direct costs associated with development and purchase of internal software. This internally developed software mostly consisted of order management, customer management and retailing solution systems, which are amortized over 3 years on a straight-line basis.

(p) Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. No impairment charge was recognized for any of the years ended December 31, 2014, 2015 and 2016.

(q) Revenue

The Group provides an integrated suite of e-commerce services to its brand partners through two types of revenue models: direct product sales model and service fees model. Consistent with the criteria of ASC 605, Revenue Recognition , the Group recognizes revenues when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

The Group generates revenues from selling branded products directly to customers under either the distribution model or as an agent.

The Group evaluate whether it is appropriate to record proceeds from product sales as revenues at the gross amount or the net amount as commission fees earned in accordance with ASC 605-45-45.

Product Sales

Under the distribution model, the Group selects and purchases goods from its brand partners and/or their authorized distributors and sell goods directly to customers through online stores it operates or on its Maikefeng platform. Revenue under the distribution model is recognized on a gross basis and presented as product sales on the consolidated statements of operations, because: (i) the Group, rather than the brand partner, is the primary obligor and is responsible to the customers for the key aspects of the fulfillment of the transaction including presales and after-sales services; (ii) the Group bears the physical and general inventory risk once the products are delivered to its warehouse; (iii) the Group has discretion in establishing price; and (iv) the Group has credit risk.

Product sales, net of return allowances, value added tax and related surcharges, are recognized when customers accept the products upon delivery. The Group offers online customers an unconditional right of return for a period of seven days upon receipt of products. Return allowances, which reduce revenue, are estimated based on historical data the Group has maintained and its analysis of returns by categories of products, and subject to adjustments to the extent that actual returns differ or expected to differ.

A majority of the Group’s customers make online payments through third-party payment platforms when they place orders on websites of the Group’s online stores. The funds will not be released to the Group by these third-party payment platforms until the customers accept the delivery of the products at which point the Group recognizes sales of products.

A portion of the Group’s customers pay upon the receipt of products. The Group’s delivery service providers collect the payments from its customers for the Group. The Group records a receivable on the balance sheet with respect to cash held by third-party couriers.

Shipping and handling charges are included in net revenues. The Group typically does not charge a shipping fee with order exceeding a certain sale amount. Shipping revenue has not been material for the periods presented. The Group’s shipping costs are presented as part of its operating expenses.

Services

In some instances, the Group acts as an agent to facilitate the brand partners’ online sales of their branded products. The Group does not take title to the products; it does not have any latitude in establishing prices and selecting merchandise; it has no discretion in selecting suppliers; and it is not involved in determining product specifications and cannot change the product. Based on these indicators, the Group has determined that revenue from its sales of products under these arrangements are service fees in nature. The Group records commission fees from its brand partners based on a pre-determined formula as service revenue in its consolidated statements of operations.

The Group also provides IT, online store operations, marketing and promotion, customer service, warehousing and fulfillment, and other services to its brand partners. Brand partners may elect to use the Group’s comprehensive end-to-end e-commerce solutions or select specific elements of its e-commerce supporting infrastructure and service that best fit their needs. The Group charges its brand partners a combination of fix fees and/or variable fees based on the value of merchandise sold or other variable factors such as number of orders fulfilled. Revenue generated from these service arrangements is recognized on a gross basis and presented as services revenue on the consolidated statements of operations. All the costs that the Group incurs in the provision of the above services are classified as operating expenses on the consolidated statements of operations.

Revenue generated from services relating to IT service, and marketing and promotion services for brand partners are recognized when the services are rendered. Revenue generated from services relating to online store operations, customer services, and warehouse and fulfillment consisted of both fixed fees and variable fees based on the value of merchandise sold. The fixed fee is recognized as revenue ratably over the service period. Variable fees are recognized as revenue when they become determinable based on the value of merchandise sold and confirmed by the brand partners.

Some of the Group’s service contracts are considered multiple element arrangements as they include provision of a combination of various services based on the brand partner’s requirements. These contracts may include one-time online store design and setup services, marketing and promotion services during certain holidays, and continuous online store operation services, warehouse and fulfillment services over a period of time to the same brand partner.

The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all service revenues based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

(r) Cost of products

Cost of product consists of the purchase price of products and inbound shipping charges, as well as inventory write-downs. Shipping charges to receive products from the suppliers are included in the inventories, and recognized as cost of products upon sale of the products to the customers. Cost of products does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, etc. Therefore, the Group's cost of products may not be comparable to other companies which include such expenses in their cost of products.

(s) Rebates

The Group periodically receives consideration from certain vendors, representing rebates for products sold over a period of time. The Group accounts for the rebates received from its vendors as a reduction to the price it pays for the products purchased. Rebates are earned based on reaching minimum purchase thresholds for a specified period. When volume rebates can be reasonably estimated based on the Group’s past experiences and current forecasts and purchase volume, a portion of the rebate is recognized as the Group makes progress towards the purchase threshold.

(t) Fulfillment

Fulfillment costs primarily represent shipping and handling expenses, payment processing and related transaction costs, packaging material costs and those costs incurred in outbound shipping, operating and staffing the Group’s fulfillment and customer service center, including costs attributable to buying, receiving, inspecting and warehousing inventories; picking, packaging and preparing customer orders for shipment.

(u) Sales and marketing

Sales and marketing expenses primarily consist of payroll, bonus and benefits of sales and marketing staff, advertising costs, agency fees and costs for promotional materials. Advertising costs are expensed as incurred.

Advertising and promotion costs in connection with the provision of marketing and promotion services to brand clients consisted of fees the Group paid to third party venders for advertising and promotion on various online and offline channels. Such costs were included as sales and marketing in the consolidated statements of operations and totaled RMB114,777, RMB208,014 and RMB 250,096 for the years ended December 31, 2014, 2015 and 2016, respectively.

(v) Technology and content

Technology and content expenses consist primarily of technology infrastructure expenses, payroll and related expenses for employees in technology and system department, editorial content, as well as costs associated with the computer, storage and telecommunications infrastructure for internal use.

(w) General and administrative

General and administrative expenses consist of payroll and related expenses for payroll, bonus and benefit costs for corporate employees, legal, finance, technical consulting, meeting expenses, rental fee and other corporate overhead costs.

(x) Other operating income (expense), net

Other operating income mainly consists of government subsidies and income derived from American Depositary Receipt (“ADR”) arrangements entered into between the Company and an ADR depositary bank (“DB”) in May 2015.

Government subsidies consist of cash subsidies received by the Company’s subsidiaries in the PRC from local governments. Subsidies received as incentives for conducting business in certain local districts with no performance obligation or other restriction as to the use are recognized when cash is received. Cash subsidies of RMB1,780, RMB8,686 and RMB4,718 were included in other operating income (expenses), net for the years ended December 31, 2014, 2015 and 2016, respectively. Subsidies received with performance obligations are recognized when all the obligations have been fulfilled.

According to the ADR arrangements, the Company will have the right to receive series of reimbursements after the closing of IPO over the five-year term as a return of using DB’s services. Total reimbursements are recognized evenly over the contract term as other operating income. For the year ended December 31, 2016, the Group recorded other operating income of RMB2,472.

(y) Share-based compensation

The Company grants share options to eligible employees, management and directors and accounts for these share-based awards in accordance with ASC 718 Compensation-Stock Compensation.

Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Prior to the initial public offering of the Company, the fair value of the share options were assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment required complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. In addition, the binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of these awards was determined with the assistance from an independent valuation firm using management’s estimates and assumption. After the initial public offering, a discount for lack of marketability was not applicable in determining the fair value of the share options. In determining the fair value of the share options, the closing market price of the underlying shares on the grant dates is applied.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

In determining the fair value of the restricted share units granted, the closing market price of the underlying shares on the grant date is applied.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

For modification of share compensation awards, the Company records the incremental fair value of the modified award as share-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

(z) Income tax

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Group accounts for current income taxes on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

The Group accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

(aa) Operating leases as lessee

Leases, including leases of offices and warehouses, where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. The Group had no capital leases for any of the years stated herein.

(ab) Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. For the periods presented, the Group’s comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income (loss).

(ac) Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

The Company’s convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Company uses the two-class method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share in income for the period. Undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss allocated to the ordinary shares.

Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable preferred shares and stock options, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the convertible redeemable preferred shares is computed using the as-if-converted method; the effect of the stock options and restricted share units is computed using the treasury stock method.

Upon the consummation of the Company’s initial public offering in May 2015, the convertible redeemable preferred shares were converted into Class A ordinary shares. The two-class method of computing earnings per share ceased to apply on the conversion date.

In April 2015, the Company's shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which the Company's authorized share capital was reclassified and re-designated into Class A ordinary shares and Class B ordinary shares (See Note 11). Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right, as such, this dual-class share structure has no impacts to the earnings (loss) per share calculation, Basic earnings (loss) per share and diluted earnings (loss) per share are the same for each Class A ordinary share and Class B ordinary share.

(ad) Segment reporting

The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decision about allocating resources and assessing performance of the group prior to the third quarter of 2015. Following the further expansion of the retail online platform business, the Group operated and reviewed its performance in two segments: (i) the brand e-commerce segment, which provides ecommerce solutions to brand partners, including IT services, store operations, digital marketing, customer services, warehousing and fulfillment, and (ii) the Maikefeng segment, which operates the retail online platform, Maikefeng. Therefore, the segment information has been restated for all periods presented to reflect the new segment reporting.

(ae) Adoption of New Accounting Pronouncement

In November 2015, the FASB issued ASU 2015-17, "Income Taxes (Topic 740)". This update provides accounting guidance related to income taxes, which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the balance sheet. The updated standard is effective for us beginning on January 1, 2017 with early application permitted as of the beginning of any interim or annual reporting period. The Group adopted the ASU and has already considered the impact on its consolidated financial statements and related disclosures as of December 31, 2016 and the effect is not material.

(af) Recent accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)" which amended the existing accounting standards for revenue recognition. The core principle of the new guidance is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the company expects to be entitled in exchange for those goods or services. The new guidance also will result in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple element arrangements. Subsequently, the FASB has issued the following standards related to ASU 2014-09: ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing; ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients; and ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The Company must adopt ASU 2016-10, ASU 2016-12 and ASU 2016-20 with ASU 2014-09 (collectively, the "new revenue standards").

The new revenue standards may be applied retrospectively to each prior period presented (full retrospective method) or retrospectively with the cumulative effect recognized as of the date of initial application (the modified retrospective method). The new revenue standards become effective for the Company on January 1, 2018. The Group currently anticipates adopting the new revenue standards using the full retrospective method. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In January 2016, FASB issued ASU 2016-01, "Financial Instruments—Overall (Subtopic 825-10)" to improve the recognition and measurement of financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income and separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The guidance also eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities and the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)". This update requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key information about the entity's leasing arrangements. ASU 2016-02 is effective for annual reporting periods, and interim periods therein, beginning after December 15, 2018, with early application permitted. A modified retrospective approach is required. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In March, 2016, the FASB issued ASU2016-09, "Compensation-Stock Compensation (Topic 718) Improvements to Employee Share-Based Payment Accounting". This guidance is intended to simplify the employee share-based payment accounting regarding several aspects, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For public business entities, the amendments in this ASU are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted for any entity in any interim or annual period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In June 2016, the FASB issued ASU 2016-13, "Credit Losses, Measurement of Credit Losses on Financial Instruments". This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The standard will replace today’s incurred loss approach with an expected loss model for instruments measured at amortized cost. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This ASU is effective for public entities for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In August 2016, FASB issued ASU 2016-15, "Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments". This amendment provides guidance on eight targeted areas and how they are presented and classified in the statement of cash flows. This ASU is effective for fiscal years beginning after December 15, 2017, and will require adoption on a retrospective basis. The Group is in the process of assessing the impact of this ASU on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, "Statement of Cash Flows, Restricted Cash", which clarifies guidance on the classification and presentation of restricted cash in the statement of cash flows. ASU 2016-18 becomes effective for the Company on January 1, 2018. The adoption of this accounting pronouncement will impact the presentation of restricted cash in the Company’s Consolidated Statements of Cash Flows. The new guidance permits early adoption. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.